Equity share capital and share premium (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Schedule of authorized shares

	March 31,
Authorized shares	2025	2026
	Numbers of Shares	Numbers of Shares
Ordinary shares of INR 0.008 ($ 0.0001) each	500,000,000	500,000,000
Ordinary share Class A of INR 0.008 ($ 0.0001) each	10,000,000	10,000,000
Ordinary share Class F of INR 0.008 ($ 0.0001) each	3,159,375	3,159,375
Preference shares of INR 0.008 ($ .0001) each	10,000,000	10,000,000
	523,159,375	523,159,375

Schedule of changes in share capital and share premium

	Numbers of Shares	Share Capital	Share Premium

Balance as at April 1, 2024	63,113,555	857	20,511,478
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	694,096	6	83,590
Own shares repurchased	(1,733,009)	-	-
Balance as at March 31, 2025	62,074,642	863	20,595,068
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	1,915,536	16	254,490
Own shares repurchased	-	-	-
Balance as at March 31, 2026	63,990,178	879	20,849,558

Schedule of classes of shares outstanding

The Company has following classes of shares outstanding as follows:

		Numbers of shares as at
Class of shares	Nominal value	March 31, 2025	March 31, 2026
Ordinary shares*	$0.0001	60,219,771	62,135,307
Class A shares	$0.0001	-	-
Class F shares*	$0.0001	1,854,871	1,854,871

*	For movement in class F shares to Ordinary shares, refer to note 6.

Schedule of changes in treasury shares

For details of shares reserved for issue under the Employee Stock Option Plan (ESOP) of the Company, refer to Note 30.2.

Treasury shares

	Numbers of Shares	Amount
Balance as at April 1, 2024	1,441,423	222,152
Own shares repurchased	1,733,009	196,403
Balance as at March 31, 2025	3,174,432	418,555

Balance as at April 1, 2025	3,174,432	418,555
Own shares repurchased	-	-
Balance as at March 31, 2026	3,174,432	418,555